13. INCOME AND SOCIAL CONTRIBUTION TAXES (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income And Social Contribution Taxes
Income before taxes from continued operations	R$ (1,345.5)	R$ (317.5)	R$ 2,558.2
Nominal tax rate	34.00%	34.00%	34.00%
Credit (expense) at nominal rate	R$ 457.5	R$ 107.9	R$ (869.8)
Reconciling itens
Income (loss) from associates and joint venture	7.6	10.0	(35.3)
Exchange rate variation on net foreign assets	71.7	(224.6)	460.2
Difference of tax rates on results of foreign subsidiaries	87.0	(105.4)	641.5
Interest on shareholders' equity	(363.8)	174.5	305.7
Taxation of foreign results		(39.5)	(54.6)
Stock options	(7.3)	(14.8)	(20.0)
Transfer pricing	(15.8)	(1.5)	(8.4)
Profit sharing		(0.8)	(10.5)
Penalties	(6.8)	(7.9)	(4.2)
Investment grant	(117.8)	41.7	44.8
Other permanent differences	49.1	10.5	(59.8)
Total income tax expense continuing operations	8.4	(49.9)	389.6
Current income tax	(16.6)	154.0	17.1
Deferred income tax	(230.0)	(104.1)	(406.6)
Income tax expense continuing operations	8.4	(49.9)	389.6
Current income tax	16.6	(154.0)	(17.1)
Deferred income tax	R$ 230.0	R$ 104.1	R$ 406.6